Other assets - Schedule of other assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Other assets [abstract]
Net defined benefit assets	€ 554	€ 617
Investment properties	14	18
Property development and obtained from foreclosures	32	34
Prepayments	438	366
Accrued assets	523	551
Amounts to be settled	3,869	5,191
Other	1,687	2,073
Other assets total	€ 7,117	€ 8,850